Derivative financial instruments and market risks - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	€ 215	€ (126)	€ (86)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Shares in derivative instrument (in shares)	593,712
Financial instruments designated as hedging instruments, at fair value	€ 26	€ 4